Taxes	12 Months Ended
May 31, 2021
Taxes
Taxes

Note 7 – Taxes

We did not provide any current or deferred U.S. federal income tax provision or benefit for any of the periods presented because we have experienced operating losses since inception. When it is more likely than not that a tax asset cannot be realized through future income the Company must allow for this future tax benefit. We provided a full valuation allowance on the net deferred tax asset, consisting of net operating loss carry forwards, because management has determined that it is more likely than not that we will not earn income sufficient to realize the deferred tax assets during the carry forward period.

The Company has not taken a tax position that, if challenged, would have a material effect on the financial statements for the years ended May 31, 2021 and 2020 as applicable under FASB ASC 740. We did not recognize any adjustment to the liability for uncertain tax position and therefore did not record any adjustment to the beginning balance of accumulated deficit on the balance sheet. All tax returns for the Company remain open.

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “Act”) resulting in significant modifications to existing law including lowering the corporate tax rate from 35% to 21%. In addition to applying the new lower corporate tax rate in 2018 and thereafter to any taxable income we may have, the legislation affects the way we can use and carry forward net operating losses previously accumulated and results in a revaluation of deferred tax assets and liabilities recorded on our balance sheet. The Company has completed the accounting for the effects of the Act during the period ended May 31, 2021. Given that current deferred tax assets are offset by a full valuation allowance, these changes will have no impact on the balance sheet.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

Income tax provision at the federal statutory rate	21%
Effect on operating losses	(21)%

Changes in the net deferred tax assets consist of the following:

Income tax	May 31,	May 31,
	2021	2020
Net operating loss carry forward	$1,080,649	$1,121,933

A reconciliation of income taxes computed at the statutory rate is as follows:

	May 31,	May 31,
	2021	2020
Total deferred tax assets at statutory tax rate	$226,936	$235,606
Increase in valuation allowance	(226,936)	(235,606)
Net deferred tax asset	$-	$-